Risk management_Maximum exposure to credit risk of financia assets except for financial assets at FVTPL and derivative assets by three stages (Details) $ in Thousands		Jun. 30, 2018 KRW (₩)		Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		₩ 277,720,003,000,000	[1]	$ 249,793,131	₩ 0
Securities at amortized cost		17,702,129,000,000	[1]	$ 15,922,044	0
Financial assets at FVTOCI		13,738,829,000,000	[2]		0
Total		309,160,961,000,000
Collateral value of damaged property		789,660,000,000
Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total	[3]	278,102,772,000,000
Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total	[4]	18,842,655,000,000
Lifetime expected credit losses [Member] | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total		310,996,966,000,000
Lifetime expected credit losses [Member] | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total		(1,840,675,000,000)
Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total	[3]	6,210,506,000,000
Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total	[4]	5,772,369,000,000
Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Total		2,068,664,000,000
Loans and other financial assets at amortized cost
Disclosure of credit risk exposure [Line Items]
Collateral value of damaged property		789,660,000,000
Loans and other financial assets at amortized cost | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		279,550,758,000,000
Loans and other financial assets at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,830,755,000,000)
Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	246,719,865,000,000
Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	18,794,529,000,000
Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	6,195,331,000,000
Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	5,772,369,000,000
Loans and other financial assets at amortized cost | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		2,068,664,000,000
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		17,912,135,000,000
Collateral value of damaged property		0
Korean treasury and government agencies | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		17,916,231,000,000
Korean treasury and government agencies | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(4,096,000,000)
Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	17,916,231,000,000
Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Korean treasury and government agencies | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Banks
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		21,942,788,000,000
Collateral value of damaged property		0
Banks | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		21,963,678,000,000
Banks | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(20,890,000,000)
Banks | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	21,599,560,000,000
Banks | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	83,471,000,000
Banks | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	269,742,000,000
Banks | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Banks | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		10,905,000,000
Corporates
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		92,333,155,000,000
Collateral value of damaged property		555,228,000,000
Corporates | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		93,543,175,000,000
Corporates | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,210,020,000,000)
Corporates | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	72,113,414,000,000
Corporates | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	15,745,380,000,000
Corporates | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	582,857,000,000
Corporates | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	3,618,576,000,000
Corporates | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,482,948,000,000
General business
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		51,875,159,000,000
Collateral value of damaged property		405,304,000,000
General business | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		52,718,524,000,000
General business | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(843,365,000,000)
General business | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	42,620,870,000,000
General business | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	6,674,237,000,000
General business | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	510,663,000,000
General business | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	1,681,120,000,000
General business | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,231,634,000,000
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		35,237,952,000,000
Collateral value of damaged property		130,181,000,000
Small and medium sized enterprise | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		35,565,275,000,000
Small and medium sized enterprise | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(327,323,000,000)
Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	25,012,286,000,000
Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	8,491,759,000,000
Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	72,194,000,000
Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	1,766,232,000,000
Small and medium sized enterprise | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		222,804,000,000
Project financing and others
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		5,220,044,000,000
Collateral value of damaged property		19,743,000,000
Project financing and others | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		5,259,376,000,000
Project financing and others | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(39,332,000,000)
Project financing and others | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	4,480,258,000,000
Project financing and others | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	579,384,000,000
Project financing and others | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Project financing and others | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	171,224,000,000
Project financing and others | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		28,510,000,000
Consumers
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		145,531,925,000,000
Collateral value of damaged property		234,432,000,000
Consumers | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		146,127,674,000,000
Consumers | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(595,749,000,000)
Consumers | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	135,090,660,000,000
Consumers | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	2,965,678,000,000
Consumers | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	5,342,732,000,000
Consumers | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[4]	2,153,793,000,000
Consumers | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		574,811,000,000
Securities at amortized cost
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost					₩ 0
Collateral value of damaged property		0
Securities at amortized cost | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		17,707,379,000,000
Securities at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		(5,250,000,000)
Securities at amortized cost | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	17,707,379,000,000
Securities at amortized cost | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0
Securities at amortized cost | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0
Securities at amortized cost | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0
Securities at amortized cost | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0
Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[3]	13,675,528,000,000
Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	48,126,000,000
Financial assets at FVTOCI | Lifetime expected credit losses [Member]
Disclosure of credit risk exposure [Line Items]
Collateral value of damaged property		0
Financial assets at FVTOCI | Lifetime expected credit losses [Member] | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	13,738,829,000,000
Financial assets at FVTOCI | Lifetime expected credit losses [Member] | Loss allowance
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	(4,670,000,000)
Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[3]	15,175,000,000
Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		0
Financial assets at FVTOCI | Stage 3 | Gross loans and receivables
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		₩ 0

[1]	The consolidated interim statements of financial position as of June 30, 2018 was prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated accordance with IFRS 9.
[2]	Financial assets at FVTOCI have not been disclosed as the amount before deducting provisions because the carrying amount does not decrease.
[3]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[4]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.